DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Dividends On Ordinary Shares [Abstract]
DIVIDENDS ON ORDINARY SHARES	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

	Group			Group
	2024	2023	2022	2024	2023	2022
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.78	1.32	1.25	554	410	389
– second interim	2.44	3.61	2.01	757	1,120	625
	4.22	4.93	3.26	1,311	1,530	1,014
In 2024, an interim dividend of £1,311m (2023: £1,530m, 2022: £1,014m) was paid on the Company's ordinary shares in issue. In 2024, £804m (2023: £750m,
2022: £300m) of the dividends were special dividends. These were paid following review and approval by the Board in line with our dividend policy.